Related Party Transactions	12 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 7 Related Party Transactions

Effective September 1, 2011, the Company issued a $1,000,000 line of credit to a related party, which had common ownership with the Company. The line of credit was issued in order for the Company to obtain a higher interest rate on excess cash. As of June 30, 2014, the Company wrote off the entire balance due from the related party of $177,382.

During the year ended June 30, 2015, the Company incurred consulting expenses of $99,000 for services performed by related parties of the Company and included in the statement of operations. As of June 30, 2015, there were no related party expenses recorded in accounts payable and accrued expense – related party. During the year ended June 30, 2015, the accounts payable and accrued expense – related party balance outstanding of $132,339 was forgiven and written off.

During the year ended June 30, 2014, the Company incurred consulting expenses of $321,205 and professional expenses of $57,345, for services performed by related parties of the Company and included in the statements of operations. As of June 30, 2014, $397,055 of related party expenses are recorded in accounts payable and accrued expenses – related party.

As of June 30, 2015 and 2014, the due from related party was zero for expenses paid on behalf of related parties. On March 31, 2014, $164,398 of the due from related party balance was amounts due from a company owned by a Director of the Company on a non-interest bearing basis. On March 31, 2014, the Company wrote off the entire balance due from the related party.